INCOME TAX	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
Disclosure of income tax [text block]
NOTE 11. INCOME TAX

The income tax is recognized in each country where the Bank has operations, in accordance with the tax regulations in force in each of the jurisdictions.

The deferred tax asset and liability is recognized based on the temporary differences arising from the future estimate of tax and accounting effects attributable to differences between assets and liabilities in the Financial Statements and its tax base.

In order to adequately comply with tax obligations on a timely basis, the Bank constantly analyzes and interprets current tax legislation that is applicable to its operations.

11.1.	Components recognized in the Income Statement for the period:

	December 31, 2017	December 31, 2016	December 31, 2015
	In millions of COP
Current tax
Fiscal year	1,041,454	813,355	346,556
Previous fiscal years	3,967	2,519	6,159
Total current tax	1,045,421	815,874	352,715
Deferred tax
Fiscal year	193,177	360,958	296,535
Total deferred tax	193,177	360,958	296,535
Total tax	1,238,598	1,176,832	649,250

11.2.	Components recognized in Other Comprehensive Income (OCI)

December 31, 2017
In millions of COP
	Amount before taxes	Expenses or (income) per tax	Net taxes
Remeasurement loss related to defined benefit liability	3,753	(3,725)	28
Net profit (loss) by financial instruments measured at fair value	29,095	9,789	38,884
Gain or loss on net investment hedge in foreign operations	449,640	(6,895)	442,745
Net	482,488	(831)	481,657

See Other Comprehensive Income

December 31, 2016
In millions of COP
	Amount before taxes	Expenses or (income) per tax	Net taxes
Remeasurement loss related to defined benefit liability	626	(10,966)	(10,340)
Net profit (loss) by financial instruments measured at fair value	208,276	24,341	232,617
Net	208,902	13,375	222,277

See Other Comprehensive Income

December 31, 2015
In millions of COP
	Amount before taxes	Expenses or (income) per tax	Net taxes
Remeasurement loss related to defined benefit liability	(59,434)	9,312	(50,122)
Net profit (loss) by financial instruments measured at fair value	128,271	9,052	137,323
Net	68,837	18,364	87,201

See Other Comprehensive Income

11.3.	Other disclosures

11.3.1.	Explanation of applicable rates

The following are nominal rates of the income tax in each of the countries where the Bank has operations that are subject to income tax:

Companies domiciled in Colombia

Income tax and the income tax for equality (CREE) were applied at the following rates for 2016 and 2017 in accordance with Law No. 1739 of 2014 and Law No. 1819 of 2016:

	2017	2016	2015
Income	34%	25%	25%
CREE	0%	9%	9%
Surcharge	6%	6%	5%
Total	40%	40%	39%

Companies domiciled in other countries

		2015	2016	2017	2018	2019	As from 2020
Companies from Peru	Income	30%	28%	29.5%	29.5%	29.5%	29.5%
Companies from Panama	Income	25%	25%	25%	25%	25%	25%
Companies from El Salvador	Income	30%	30%	30%	30%	30%	30%
Companies from Guatemala	Income	25%	25%	25%	25%	25%	25%

11.3.2.	Amount of temporary differences in subsidiaries, branches, associates on which no charged deferred tax has been recognized

	December 31, 2017	December 31, 2016
In millions of COP
Temporary differences
Local Subsidiaries	(1,043,724)	(234,975)
Foreign Subsidiaries	(4,533,672)	(4,547,623)

In accordance with IAS 12, no deferred tax was recognized due to the fact that management are able to control the future time when those differences are reverted, and that this is not expected to take place in the foreseeable future.

11.3.3.	Temporary differences to December 31, 2017

The net deferred tax assets and liabilities by company disclosed in the Statement of Financial:

	December 31, 2017	December 31, 2017	December 31, 2016	December 31, 2016
In millions of COP
Company	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Arrendadora Financiera S.A.	299	-	-	(87)
Arrendamiento Operativo CIB S.A.C.	-	-	370	-
Bagrícola Costa Rica S.A.	56	-	68	-
Grupo Agromercantil Holding	-	(29,924)	-	(38,622)
Banca de Inversión Bancolombia S.A.	-	(26,432)	-	(99,504)
Banco Agrícola S.A.	46,328	-	43,594	-
Bancolombia S.A.	-	(1,368,062)	-	(1,152,726)
Banistmo S.A. y Filiales	96,533	-	166,421	-
BIBA Inmobiliaria S.A.S.	-	(5)	-	(10)
Fideicomiso “Lote Abelardo Castro”	-	(188)	-	(171)
Fiduciaria Bancolombia S.A.	1,808	-	6,483	-
FiduPerú S.A Sociedad Fiduciaria	-	-	165	-
Inversiones CFNS S.A.S.	-	(700)	-	(1,042)
Renting Colombia S.A.S.	-	(5,466)	-	(19,753)
Transportempo S.A.S	509	-	285	-
Valores Banagricola S.A.	10	-	-	-
Valores Bancolombia S.A.	3,071	-	5,476	-
Valores Simesa S.A.	-	(9,421)	-	(13,439)
Net Deferred Tax by Company	148,614	(1,440,198)	222,862	(1,325,354)
Net Deferred Tax		(1,291,584)		(1,102,492)

11.3.4.	Assets and Liabilities deferred tax without netting per company

Deferred tax summary in Balance accounts	December 31, 2016	With effects on the statement of income and Foreign currency translation adjustments	With OCI effects	Eliminations	Reclassifications	December 31, 2017
In millions of COP
Deferred tax asset	757,874	(167,907)	15,021	(3,122)	999	602,865
Deferred tax liability	(1,860,366)	(7,014)	(14,190)	(15,939)	3,060	(1,894,449)
Net deferred tax	(1,102,492)	(174,921)	831	(19,061)	4,059	(1,291,584)

The deferred tax disclosed in section 11.1 corresponds to deferred tax assets and liabilities without eliminations in the amount of COP 174,921, plus eliminations in the amount of COP 19,061, less the difference for foreign currency translation adjustments that is contained in the movement of balance sheet accounts of COP (805).

With effects on the statement of income

	December 31, 2016	Realization	Increase	December 31, 2017
In millions of COP
Deferred tax asset:
Premises and equipment	19,721	7,258	8,690	21,153
Employee benefits	152,070	9,252	18,706	161,524
Municipal tax liabilities	16,385	16,385	-	-
Impairment evaluation	252,181	285,854	238,583	204,910
Offset of tax credits	31,394	200	37,269	68,463
Financial obligations	59,967	9,176	1,072	51,863
Investment valuation	6,846	6,846	81	81
Foreclosed Assets	118.894	119,177	283	-
Other deductions	71.792	37,179	16,613	51,226
Total deferred tax asset	729,250	491,327	321,297	559,220

	December 31, 2016	Realization	Increase	December 31, 2017
In millions of COP
Deferred tax liability:
Premises and equipment	(230,202)	29,875	33,223	(233,550)
Leasing re-expression	(279,733)	-	175,877	(455,610)
Impairment evaluation	(225,635)	221,704	2,481	(6,412)
Equity securities valuation	(153,886)	73,171	40,495	(121,210)
Derivatives valuation	(124,737)	68,011	-	(56,726)
Goodwill	(587,094)	20,434	192,228	(758,888)
Foreclosed Assets	(25,160)	6,733	29,082	(47,509)
Other deductions	(138,235)	63,114	29,549	(104,670)
Total deferred tax liability	(1,764,682)	483,042	502,935	(1,784,575)

Impact on Other Comprehensive Income

	December 31, 2016	Realization	Increase	December 31, 2017
In millions of COP
Deferred tax asset
Employee benefits	28,624	1,958	10,084	36,750
Investment hedge in foreign operations	-	-	6,895	6,895
Total deferred tax asset	28,624	1,958	16,979	43,645

	December 31, 2016	Realization	Increase	December 31, 2017
In millions of COP
Deferred tax liability
Employee benefits	-	150	4,551	(4,401)
Debt securities valuation	(39)	39	41	(41)
Investment valuation	(95,645)	6	9,793	(105,432)
Total deferred tax liability	(95,684)	195	14,385	(109,874)

In accordance with the financial projections, we expect to generate enough net income in the future to compensate for items registered as deductible deferred tax. These estimates are based on financial projections that were prepared taking into account the information of Grupo Bancolombia's economic research about the economic environment expected over the next five years. The main indicators on which the models are based are GDP growth, portfolio growth and interest rates. In addition to these elements, the company's long-term strategy is also taken into consideration.

11.3.5.	Future consequences of dividends from local subsidiaries

According to the historical behavior of dividends and current tax regulations, they would not be taxed in the event that the Parent Company receives dividends from its local subsidiaries.

11.3.6.	Conciliation of the effective tax rate

Conciliation of the tax rate	December 31, 2017	December 31, 2016	December 31, 2015
In millions of COP
Accounting earnings	3,992,771	3,968,282	3,235,635
Tax applicable to the nominal rate	1,597,108	1,587,313	1,261,898
Non-deductible expenses for determining taxable profit (loss)	356,350	255,435	290,291
Accounting and not fiscal expenses (income) for determining taxable profit (loss)	(179,605)	(217,056)	(822,513)
Differences in tax bases	341,828	(348,985)	(149,502)
Tax and not accounting expenses (income) for determining taxable profit (loss)	(23,844)	23,381	352,543
Revenues from ordinary activities exempt from taxation	(181,406)	(121,917)	(172,466)
Income from ordinary activities not constituting income or occasional earnings from taxation	(130,272)	(111,027)	(66,459)
Other fiscal deductions	(184,620)	(107,083)	(168.970)
Repayments on commercial credit	(233,004)	-	-
Surplus of tax depreciation	(177,936)	(20,323)	(2,083)
Foreign profits taxed at other rates	(218,785)	72,144	99,398
Other effects of the tax rate from reconciling accounting earnings and tax expenses (income)	272,784	164,950	27,113
Total Tax	1,238,598	1,176,832	649,250

Discontinued operations

	December 31, 2016	December 31, 2015
In millions of COP
Earnings before taxes	266,072	21,446
Total income and CREE taxes	(2,961)	21,635
Total deferred tax	(99,614)	(22,702)
Total tax	(102,575)	(1,067)
Net profit of discontinued operations	163,497	22,513

* For 2017 no operations were discontinued.

11.4.	Potential consequences on the payment of dividends

If the Parent Company, or any of its subsidiaries, distributes dividends, these would be subject to the tax regulations of each of the countries where they are enacted.

11.5.	Tax contingent liabilities and assets

Having analyzed the fiscal positions adopted in the declarations subject to review by the fiscal authority, Grupo Bancolombia believes it to be necessary to continue to recognize the uncertain position for the tax year of 2014 for the financial statements as of December 31, 2017.

11.6.	Fiscal credits

The following is the detail of the Tax loss carryforward and excesses of presumptive income on net income in the group entities, which have not been used up to December 31, 2017.

Base	Tax deferred asset recognized
In millions of COP
207,395	68,463

11.7.	Tax regulations applicable to current and deferred taxes for fiscal years 2015, 2016 and 2017.

11.7.1.	Companies domiciled in Colombia

Current tax

a)
Starting from the tax year of 2017, current tax is calculated based on the accounting information provided under the framework of the technical accounting regulations currently in force in Colombia and established by Decree No. 2420 of 2015 and its subsequent amendments. Up until the tax year of 2016, current tax was calculated based on the accounting information prepared in accordance with the standards provided under Decree No. 2649 and 2650 of 1993, the technical standards established by the Financial Superintendence of Colombia; consequently, taxes are calculated using a combination of bases depending on the year of the transaction.

b)	Occasional earnings are handled separately from ordinary income and taxed at a rate of 10%.

c)	The basis for calculating ordinary income tax cannot be less than three point five percent (3.5%) of liquid assets on the last day of the previous fiscal year.

Wealth tax

In its statement of financial position, Grupo Bancolombia recognized the payment of the wealth tax contributions corresponding to the current tax year of 2017, in accordance with the Law No. 1739 of 2014.

11.7.2.	Companies domiciled in other countries

Current tax is calculated based on the accounting information provided by the current technical accounting frameworks in each of the jurisdictions where Grupo Bancolombia operates.

11.7.3.	Deferred Tax

Deferred tax as of December 31, 2017 was calculated based on the applicable fiscal regulations in every country where Grupo Bancolombia operates, using tax rates that apply to the tax years in which they expect to realize their assets and settle their liabilities.